Predecessor Balance Sheet (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Predecessor [Member]	Nov. 11, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Assets:
Costs in excess of billings			$ 991,000
Prepaid expenses			25,000
Property and equipment, net	764,000	878,000
Intangibles, net	41,000	48,000	49,000
Assets	2,976,000	1,028,000	1,976,000
Liabilities
Accounts Payable and Accrued Liabilities			710,000
Due to Related Parties			132,000
Unearned revenue			991,000
Liabilities, Total	1,529,000	419,000	1,833,000
Divisional equity	1,447,000	609,000	143,000	143,000	73,000
Total liabilities and equity	$ 2,976,000	$ 1,028,000	$ 1,976,000